Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity
Equity

Note 3Equity

Preferred Stock

The Company has two outstanding series of redeemable preferred stock. The Company has 1,701,715 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 371,715 shares for Series A preferred, and 1,330,000 shares for Series A-1 preferred.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting — Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

Dividend — Series A preferred stockholders shall be entitled to receive non-cumulative dividends when and if declared at the annual rate of $0.0484 per share for Series A preferred stock, payable quarterly. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, the Series A preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock).

Conversion — Series A preferred stock is convertible into common stock at the option of the holder, at the rate of $0.6053 per share, except for mandatory conversion upon the earlier of an initial public offering or the date specified by written consent or agreement with majority stockholders. Upon conversion, all shares of Series A preferred stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series A preferred stock to be so converted by the Series A Original Issue Price and dividing the result by the applicable conversion price of $0.6053 per share.

Series A-1 Preferred Stock

The Series A-1 Preferred has the following rights and privileges:

Voting — Series A-1 preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

Dividend — Series A preferred stockholders shall be entitled to receive non-cumulative dividends if and when declared at the annual rate of $0.239 per share for Series A-1 preferred stock, payable quarterly. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, the Series A-1 preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock).

Conversion — Series A-1 preferred stock is convertible into common stock at the option of the holder, at the rate of $2.9874 per share, except for mandatory conversion upon the earlier of an initial public offering or the date specified by written consent or agreement of the majority stockholders. Upon conversion, all shares of Series A-1 preferred stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series A-1 preferred Stock to be so converted by the Series A-1 Original Issue Price and dividing the result by the applicable conversion price of $2.9874 per share.

Note 3 Equity

Preferred Stock

The Company has two outstanding series of redeemable preferred stock. The Company has 1,701,715 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 371,715 shares for Series A preferred, and 1,330,000 shares for Series A-1 preferred.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting — Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

Dividend — Series A preferred stockholders shall be entitled to receive non-cumulative dividends when and if declared at the annual rate of $0.0484 per share for Series A preferred stock, payable quarterly. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, the Series A preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock).

Conversion — Series A preferred stock is convertible into common stock at the option of the holder, except for mandatory conversion upon the earlier of an initial public offering or the date specified by written consent or agreement with majority stockholders. Upon conversion, all shares of Series A preferred stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series A preferred stock to be so converted by the Series A Original Issue Price and dividing the result by the applicable conversion price per share.

Series A-1 Preferred Stock

The Series A-1 Preferred has the following rights and privileges:

Voting — Series A-1 preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

Dividend — Series A preferred stockholders shall be entitled to receive non-cumulative dividends if and when declared at the annual rate of $0.239 per share for Series A-1 preferred stock, payable quarterly.

Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation — In the event of any liquidation, dissolution or winding-up of the Company, the Series A-1 preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock).

Conversion — Series A-1 preferred stock is convertible into common stock at the option of the holder, except for mandatory conversion upon the earlier of an initial public offering or the date specified by written consent or agreement of the majority stockholders. Upon conversion, all shares of Series A-1 preferred stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series A-1 preferred Stock to be so converted by the Series A-1 Original Issue Price and dividing the result by the applicable conversion price per share.